THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

DEAR SHAREHOLDER:

   The management of the Rodney Square Multi-Manager Fund is pleased to report to you on Fund activity for the six months ended June 30, 1997.

PORTFOLIO REVIEW*

   The Growth Portfolio (the "Portfolio") performed well for shareholders during the first half of 1997. The total return presented below represents the change in market value plus any income or capital gains distributed during the period, assuming distributions are reinvested and the sales load is not reflected.

    NET ASSET VALUE    CAPITAL GAINS &    NET ASSET VALUE     TOTAL RETURN
    AS  OF  12/31/96  INCOME DISTRIBUTED  AS OF 06/30/97    1/1/97 - 06/30/97
    ----------------  ------------------  ---------------   -----------------
         $19.22              $0.00            $22.39              16.49%

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

   The U.S. stock market repeatedly reached new highs during the first six months of the year against a backdrop of moderate economic growth and low inflation. The Standard & Poor's 500 Index, an unmanaged, capitalization weighted index of five hundred publicly traded stocks of large U.S. companies, returned 20.6% for the first half of the year. The Russell 2000 Index, an index comprised of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies based on market capitalization, was up 10.2% for the same period. The Portfolio returned 16.5% for the first six months of the year compared to 14.3% for the average growth mutual fund according to Lipper Analytical Services.

   The equity market's first half ascent to record levels was not uninterrupted. Stocks started the year strongly as 1996 corporate earning reports exceeded expectations. However, it became clear the economy was growing too rapidly midway through the first quarter. This was evident in the strength of employment and incomes, and in the continued uptrend of leading indicators. While inflation remained relatively subdued, the tight labor market and excess liquidity pointed to increases ahead, so the Federal Reserve responded by raising interest rates to slow the economy before any serious problems emerged. As a result, stocks slid and gave back much of their year to date gains by mid April.

   The stock market resumed its uptrend with a vengeance during the second quarter. Gains were strong across the board as the market responded to evidence that the domestic economy was once again slowing. This repeated a pattern seen throughout this expansion, which is now over six years old. Accelerations have been short-lived, which has avoided overheating and reduced upward pressure on inflation and interest rates. Slowdowns have also been short-lived, which has allowed corporate profits to continue to climb.
----------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE TOTAL RETURN DOES NOT REFLECT THE EFFECT OF THE MAXIMUM SALES LOAD OF 4.00%. SEE FINANCIAL HIGHLIGHTS ON PAGE 10.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    PRESIDENT'S MESSAGE - CONTINUED
-------------------------------------------------------------------------------
   Both  portfolio advisers, William Blair & Company and Frontier
Capital Management Company made solid contributions to the Portfolio's good performance for the first six months of 1997.
Blair's emphasis on mid-size growth companies with good market niches and less volatile earnings helped the Portfolio minimize damage during the sell off in stocks in the first quarter. Blair also contributed significantly to the Portfolio's outperformance in the second quarter with its overweighting in technology stocks, one of the best performing sectors. Frontier's large technology weighting hurt Portfolio performance in the first quarter as this sector was hit hardest by the stock market slide.
However, Frontier's continued conviction about the prospects for technology stocks rewarded shareholders in the second quarter as this sector bounced back strongly.


   The Portfolio's ten largest holdings as of June 30, 1997 are listed below:

                 Automatic Data Processing, Inc.
                     First Data Corporation
                      Cognizant Corporation
                  Household International, Inc.
                  Molex, Inc. (Class A Shares)
                        Home Depot, Inc.
                       Acxiom Corporation
               Shared Medical Systems Corporation
                      Tech Data Corporation
                     Healthsouth Corporation

These positions change over time and may not be in the Portfolio at any time other than June 30, 1997.

SUMMARY

   With the stock market in record territory, identifying companies overlooked by the recent market advance should be the key to outperformance going forward. The Portfolio brings together different yet complementary styles of small to mid-capitalization growth stock investing which should serve investors well in this environment. We invite your questions and comments and thank you for your investment in the Rodney Square Multi-Manager Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                  Sincerely,




                                  /s/ Martin L. Klopping
                                  Martin L. Klopping
                                  President
August 18,  1997

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    INVESTMENTS / JUNE 30, 1997 (UNAUDITED)
	(Showing Percentage of Total Value of Net Assets)
-------------------------------------------------------------------------------

                                                                  VALUE
												  SHARES         (NOTE 2)
												  ------         -------

COMMON STOCK - 97.1%
COMMUNICATIONS & BROADCASTING - 1.6%
     Airtouch Communications, Inc.*..........     28,000    $     766,500
     Lamar Advertising Co.*..................      8,700          221,850
     Primus Telecommunications
      Group, Inc.*..........................       7,200           75,600
     SFX Broadcasting, Inc. (A Shares)*......      3,700          156,094
     Transaction Network Services, Inc.*.....     12,850          181,506
                                                             ------------

     TOTAL COMMUNICATIONS & BROADCASTING...............         1,401,550
                                                             ------------
FINANCE - 8.2%
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 2.3%
     Household Intl., Inc....................     17,000        1,996,438
                                                             ------------

     SECURITY & COMMODITY BROKERS, DEALERS & SERVICES - 2.6%
     Credit Acceptance Corp.*................     50,000          643,750
     Jefferies Group, Inc....................      4,500          256,500
     Raymond James Financial, Inc............     48,290        1,321,925
                                                             ------------
                                                                2,222,175
                                                             ------------
     STATE & NATIONAL BANKS - 3.3%
     MBNA Corp...............................     40,000        1,465,000
     State Street Boston Corp................     30,000        1,387,500
                                                             ------------
                                                                2,852,500
                                                             ------------
     TOTAL FINANCE.....................................         7,071,113
                                                             ------------
MANUFACTURING - 37.5%
     CHEMICALS & ALLIED PRODUCTS - 3.3%
     Airgas, Inc. (Rights  1/1000 Share
      of  Preferred @ $100)*................      48,700          964,869
     Cambrex Corp............................     10,500          416,062
     Hanna (M.A.) Co.........................     44,000        1,267,750
     The Scotts Co.*.........................      7,000          203,000
                                                             ------------
                                                                2,851,681
                                                             ------------
     COMPUTER & OFFICE EQUIPMENT - 7.8%
     3D Systems Corp.*.......................      6,800           62,050
     Accent Color Sciences, Inc.*............      9,300           38,072
     Black Box Corp.*........................     30,900        1,243,725
     Computer Products, Inc.*................      9,700          242,500
     Data General Corp. (Rights  1/100
      Share of Junior Preferred @ $100)*....      37,800          982,800
     Digital Link Corp.*.....................      5,500          116,187
     HPR, Inc.*..............................      8,000          148,000
     Hyperion Software Corp.*................     18,100          404,987
     Intel Corp..............................      9,000        1,276,313
     Intergraph Corp.*.......................     25,900          220,150


	                                                              VALUE
												  SHARES         (NOTE 2)
												--------         -------
	 Linear Technology Corp..................     13,000     $    672,750
     Microsoft Corp.*........................     10,000        1,263,750
     Xcellenet, Inc.*........................      4,700           76,962
                                                             ------------
                                                                6,748,246
                                                             ------------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 0.6%
     GenRad, Inc.*...........................     23,000          520,375
                                                             ------------

     FOOD & BEVERAGE - 0.6%
     Smithfield Foods, Inc.*.................      8,100          498,150
                                                             ------------

     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIP. & SUPPLIES - 8.2%
     American Precision Industries...........      6,500          125,937
     Anadigics, Inc.*........................      8,700          269,700
     Berg Electronics Corp.*.................     13,600          488,750
     Burr-Brown Corp. *......................     14,100          486,450
     Genlyte Group, Inc.*....................     14,600          191,625
     Lattice Semiconductor Corp.*............     16,250          918,125
     Maxim Integrated Products, Inc.*........     24,000        1,365,000
     Microchip Technology, Inc.*.............     20,850          620,288
     Molex, Inc. (A Shares)..................     56,250        1,961,719
     Symbol Technologies, Inc.*..............     19,200          645,600
     Windmere-Durable Holdings, Inc.,
      (Warrants, Expire, 01/19/98, Exercise
       Price $7.50)..........................        131            1,163
                                                             ------------
                                                                7,074,357
                                                             ------------
     MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
     Applied Power, Inc. (A Shares)..........     12,000          619,500
     Camco Intl., Inc........................      8,800          481,800
     Harman Intl. Industries, Inc............     18,900          796,163
     Illinois Tool Works, Inc................     12,000          599,250
     Tower Automotive, Inc.*.................     11,500          494,500
     Varco Intl., Inc.*......................      8,100          261,225
     Watts Industries, Inc. (A Shares).......      8,600          206,400
                                                             ------------
                                                                3,458,838
                                                             ------------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.3%
     Brown & Sharpe Manufacturing
       Co. (A Shares).......................      13,200          199,650
     Cavalier Homes, Inc.....................     10,546          105,460
     Continental Homes Holding Corp..........      7,600          133,950
     Cuno, Inc.*.............................     10,000          167,500
     Fairfield Communities, Inc.*............      3,000          100,875
     Pittway Corp. (A Shares)................      8,400          417,900
                                                             ------------
                                                                1,125,335
                                                             ------------
     PHARMACEUTICAL PREPARATIONS - 3.1%
     Anika Therapeutics, Inc.*...............      3,840           26,880

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    INVESTMENTS / JUNE 30, 1997 (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------
                                                                  VALUE
												  SHARES         (NOTE 2)
	                                              ------         -------
     Elan Corp. plc, ADR*....................     10,000     $    452,500
     Physio-Control Intl. Corp.*.............     11,600          174,000
     R.P. Scherer Corp.*.....................     21,100        1,089,288
     Smithkline Beecham plc ADR..............     10,000          916,250
                                                             ------------
                                                                2,658,918
                                                             ------------

	 PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 3.3%
     Advanced Technology
       Laboratories, Inc.*..................      17,800          765,400
     Cognex Corp.*...........................     15,000          397,500
     Haemonetics Corp. *.....................     15,900          304,087
     Medtronic, Inc..........................     15,000        1,215,000
     Respironics, Inc.*......................      5,400          114,075
                                                             ------------
                                                                2,796,062
                                                             ------------
     PRINTING & PUBLISHING - 1.6%
     Applied Graphics Technology, Inc.*......      7,000          278,250
     Gibson Greeting, Inc....................     10,000          225,000
     Intl. Imaging Materials, Inc.*..........      8,200          133,250
     Wallace Computer Services, Inc..........     25,000          751,563
                                                             ------------
                                                                1,388,063
                                                             ------------
     TELECOMMUNICATIONS EQUIPMENT - 2.6%
     Allen Group, Inc.*......................     14,200          294,650
     Analog Devices, Inc.*...................     29,600          786,250
     Coherent Communications Systems
       Corp.*...............................      7,900           197,500
     Digital Microwave Corp.*................      7,300          219,000
     Microwave Power Devices, Inc.*..........     12,300           60,731
     Network Equip. Technologies, Inc.*......     19,500          351,000
     Oak Industries, Inc.*...................      7,300          209,875
     Ortel Corp.*............................      5,000           90,000
     Summa Four, Inc.*.......................      4,700           34,075
                                                             ------------
                                                                2,243,081
                                                             ------------
     TEXTILES & APPAREL - 0.6%
     Cintas Corp.............................      7,000          481,250
                                                             ------------

     TRANSPORTATION EQUIPMENT - 0.5%
     Dura Automotive Systems, Inc.*..........      6,600          184,800
     Wabash National Corp....................      9,000          250,875
                                                             ------------
                                                                  435,675
                                                             ------------
     TOTAL MANUFACTURING...............................        32,280,031
                                                             ------------
MINING - 2.5%
     CRUDE PETROLEUM & NATURAL GAS - 1.9%
     American Exploration Co.*...............      8,200          119,925
     Belco Oil & Gas Corp.*..................     10,100          216,519
     BJ Services Co.*........................      6,200          332,475
     Devon Energy Corp.......................      8,400          308,700

                                                                  VALUE
												  SHARES         (NOTE 2)
	                                              ------         -------

     Pogo Producing Co.......................      6,100     $    235,994
     Snyder Oil Corp.........................     11,900          218,663
     Wiser Oil Co............................      8,800          162,250
                                                             ------------
                                                                1,594,526
                                                             ------------
     MISCELLANEOUS METAL ORES - 0.6%
     Minerals Technologies, Inc..............     15,000          562,500
                                                             ------------

     TOTAL MINING......................................         2,157,026
                                                             ------------


SERVICES - 33.3%
     AMUSEMENT & RECREATION SERVICES - 1.0%
     Scientific Games Holdings Corp.*........     10,300          212,438
     Walt Disney Co..........................      8,000          642,000
                                                             ------------
                                                                  854,438
                                                             ------------
     BUSINESS SERVICES - 9.4%
     Automatic Data Processing, Inc..........     50,000        2,350,000
     Catalina Marketing Corp.*...............      1,300           62,563
     CDI Corp.*..............................      8,900          371,019
     CUC Intl., Inc.*........................     40,000        1,032,500
     Donnelley Enterprise Solutions, Inc.*...      6,100           63,288
     F.Y.I., Inc.*...........................      7,700          184,800
     First Data Corp.........................     53,000        2,328,687
     Norrell Corp............................     17,000          561,000
     PMT Services, Inc.*.....................     20,100          306,525
     Reuters Holding plc ADR ................      5,000          315,000
     Service Experts, Inc.*..................      4,900          120,050
     Tetra Technologies, Inc.*...............      7,800          193,050
     TMP Worldwide, Inc.*....................      8,100          196,425
                                                             ------------
                                                                8,084,907
                                                             ------------
     COMPUTER SERVICES - 17.8%
     Acxiom Corp.*...........................     92,800        1,902,400
     American Management Systems, Inc.*......     40,000        1,070,000
     BA Merchant Services, Inc. (A Shares)*..     30,000          571,875
     BDM Intl., Inc.*........................      8,800          202,400
     Boole & Babbage, Inc.*..................     14,850          315,562
     Broadway & Seymour, Inc.*...............     10,900          137,613
     Ceridian Corp.*.........................     14,700          621,075
     Cognizant Corp..........................     50,000        2,025,000
     Computer Task Group, Inc................     17,800          663,050
     DST  Systems, Inc.*.....................      8,000          266,500
     Factset Research Systems, Inc.*.........      5,400          132,300
     Fiserv, Inc.*...........................     22,412        1,000,136
     Gensym Corp. (Rights  1/1000  Shares
      of Junior Preferred @ $35)*...........        200            32,400
     IA Corp. I*.............................      9,500           26,719
     JDA Software Group, Inc.*...............      4,700          160,387
     Manugistics Group, Inc.*................     10,800          480,600

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    INVESTMENTS / JUNE 30, 1997 (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------
                                                                  VALUE
												  SHARES         (NOTE 2)
	                                              ------         -------
	 Marcam Corp. (Rights  1/1000
      Share of Junior Preferred @ $60)*.....      16,000       $  232,000
     Mastech Corp.*..........................      7,100          142,887
     May & Speh, Inc.*.......................     40,000          540,000
     Network General Corp.*..................     16,900          251,387
     Oracle Systems Corp.*...................     10,000          503,750
     Projest Software, Inc.*.................      4,600           66,700
     PSW Technologies, Inc.*.................      6,700           78,725
     RTW, Inc. (Rights  1/100 Share of
       Junior Preferred @ $85)*.............      6,150            49,200
     SCI Systems, Inc.*......................     11,600          739,500
     Shared Medical Systems Corp.............     30,000        1,620,000
     State of The Art, Inc.*.................      7,700           84,700
     Sungard Data Systems, Inc.*.............     23,800        1,106,700
     Telxon Corp.............................     13,300          239,400
                                                             ------------
                                                               15,262,966
                                                             ------------
     HOTEL SERVICES - 0.2%
     Servico, Inc............................     11,200          166,600
                                                             ------------

     MEDICAL & HEALTH SERVICES - 3.6%
     Coventry Corp.*.........................     17,000          257,123
     Healthsouth Corp.*......................     55,000        1,371,562
     Interim Services, Inc.*.................     18,000          801,000
     Medirisk, Inc...........................      8,100           65,306
     Pharmaceutical Product Dev., Inc.*......      9,200          202,400
     Res-Care, Inc...........................      8,900          170,212
     Total Renal Care Holdings, Inc.*........      3,800          152,713
     Veterinary Centers of America, Inc.*....      5,800           70,687
                                                             ------------
                                                                3,091,003
                                                             ------------
     PERSONAL SERVICES - 0.7%
     Stewart Enterprises, Inc. (A Shares)....     14,550          611,100
                                                             ------------

     SANITARY SERVICES - 0.6%
     Allied Waste Industries, Inc.*..........     28,400          493,450
                                                             ------------

     TOTAL SERVICES....................................        28,564,464
                                                             ------------
TRANSPORTATION - 2.3%
     AirExpress Intl. Corp...................     29,925        1,189,519
     Sea Containers, Ltd. (A Shares).........     11,300          255,662
     USFreightways Corp......................     20,000          517,500
                                                             ------------

     TOTAL TRANSPORTATION..............................         1,962,681


	                                                              VALUE
												  SHARES         (NOTE 2)
	                                              ------         -------
WHOLESALE & RETAIL TRADE - 11.7%
     MISCELLANEOUS RETAIL STORES - 2.2%
     Barnes & Noble, Inc.*...................     10,000     $    430,000
     Best Buy Co., Inc.*.....................     14,000          208,250
     Jumbosports, Inc.*......................     27,750          105,797
     Just For Feet, Inc.*....................      6,262          109,194
     Wal-Mart Stores, Inc....................     30,000        1,014,375
                                                             ------------
                                                                1,867,616
                                                             ------------
     RETAIL APPAREL & ACCESSORY STORES - 0.9%
     Gymboree Corp...........................     11,600          278,400
     Linens `n Things, Inc.*.................     17,500          518,438
                                                             ------------
                                                                  796,838
                                                             ------------

	 RETAIL BUILDING MATERIALS - 2.4%
     Barnett, Inc.*..........................      5,600          137,200
     Home Depot, Inc.........................     28,000        1,930,250
                                                             ------------
                                                                2,067,450
                                                             ------------
     RETAIL EATING & DRINKING PLACES - 0.6%
     Applebee's Intl., Inc (Rights 1/1000 Share
      of  Preferred  @ $75).................     17,000           454,750
     Checkers Drive-In Restaurant, Inc.......      3,164            2,373
                                                             ------------
                                                                  457,123
                                                             ------------
     RETAIL FURNITURE & APPLIANCE STORES - 0.9%
     Williams-Sonoma, Inc.*..................     17,900          765,225
                                                             ------------

     WHOLESALE CHEMICALS & DRUGS - 0.4%
     Amerisource Health Corp. (A Shares)*....      6,900          344,138
                                                             ------------

     WHOLESALE ELECTRONIC EQUIP. & COMPUTERS - 2.3%
     Daisytek Intl. Corp.*...................      8,200          324,925
     Tech Data Corp.*........................     43,800        1,376,962
     Wyle Electronics........................      7,500          296,250
                                                             ------------
                                                                1,998,137
                                                             ------------
     WHOLESALE MISCELLANEOUS - 2.0%
     Applied Industrial Technology, Inc......      8,600          309,600
     Staples, Inc.*..........................     20,000          465,000
     Viking Office Products, Inc.*...........     50,000          950,000
                                                             ------------
                                                                1,724,600
                                                             ------------
     TOTAL WHOLESALE & RETAIL TRADE....................        10,021,127
                                                             ------------
     TOTAL COMMON STOCK
      (COST $49,944,507)..............................         83,457,992
                                                             ------------

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    INVESTMENTS / JUNE 30, 1997 (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

                                                  Par              Value
                                                 (000)            (Note2)
                                                 -----            ------


REPURCHASE AGREEMENTS - 3.2%
     With C.S. First Boston Group, Inc:  at 6.10%,
       dated 06/30/97, to be repurchsed at
      $2,788,372 on  07/01/97, collateralized by
      $3,460,000 Federal Home Loan Mortgage
      Corporation Security, due 03/01/27
      (COST $2,787,900).....................      2,788         2,787,900
                                                              -----------


TOTAL INVESTMENTS
 (COST $52,732,407)+ - 100.3%                                  86,245,892
                                                              -----------

OTHER ASSETS AND LIABILITIES,
NET - (0.3)%..........................................           (259,837)
                                                              -----------

NET ASSETS - 100.0%...................................        $85,986,055
                                                              ===========

* Non-income producing security.
+ Cost for federal income tax purposes (Note 3).

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULT-MANAGER FUND - THE GROWTH PORTFOLIO
----------------------------------------------------------
    FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)


ASSETS:
Investments in securities (including repurchase
 agreement of $2,787,900), at market (identified
 cost $52,732,407) (Note 2)............................             $86,245,892
Dividends and interest receivable .....................                  43,519
Receivable for investment securities sold..............                   5,634
Receivable for Fund shares sold........................                     498
Other assets...........................................                   1,268
                                                                    -----------
 Total assets .........................................              86,296,811
                                                                    -----------

LIABILITIES:
Due to Manager (Note 4)................................  $ 80,711
Payable for investment securities purchased............   160,238
Payable for Fund shares redeemed.......................    22,296
Other accrued expenses (Note 4)........................    47,511
                                                         --------
 Total liabilities.....................................                310,756
                                                                   -----------

NET ASSETS.............................................            $85,986,055
                                                                   ===========


NET ASSETS CONSIST OF:
Shares of beneficial interest...........................               $38,411
Additional paid-in capital..............................            45,293,845
Accumulated net investment loss.........................              (333,982)
Accumulated net realized gain...........................             7,474,296
Net unrealized appreciation of investments (Note 3).....            33,513,485
                                                                   -----------

NET ASSETS, for 3,841,108 shares outstanding............           $85,986,055
                                                                   ===========

NET ASSET VALUE and redemption price per share
($85,986,055 / 3,841,108 outstanding shares of
 beneficial interest,$0.01 par value)...................                $22.39
                                                                        ======

Maximum offering price per share (100/96.00 of $22.39)...               $23.32
                                                                        ======
The accompanying notes are an integral part of the finanacial statements.

THE RODNEY SQUARE MULT-MANAGER FUND - THE GROWTH PORTFOLIO
----------------------------------------------------------
    FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six-Month Period Ended June 30, 1997 (Unaudited)

INVESTMENT INCOME:
 Dividends...............................................          $   148,940
 Interest................................................               49,024
                                                                   -----------
   Total investment income...............................              197,964
                                                                   -----------

EXPENSES:
 Management fee (Note 4)................................. $379,812
 Distribution expenses (Note. 4).........................    8,790
 Custodian fee (Note 4)..................................   17,151
 Transfer Agent fee (Note 4).............................    8,254
 Administration fee (Note 4).............................   34,183
 Accounting fee (Note 4).................................   22,315
 Trustees' fees and expenses (Note 4)....................    3,012
 Legal...................................................   17,616
 Audit ..................................................   16,014
 Registration fees.......................................    8,347
 Shareholder reports.....................................   10,745
 Miscellaneous...........................................    5,707
                                                          --------
   Total expenses........................................              531,946
                                                                   -----------
Net investment loss........................................           (333,982)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investment transactions                      7,475,383
   Change in net unrealized appreciation of investments....          5,045,540
                                                                   -----------

Net gain on investments....................................         12,520,923
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......        $12,186,941
                                                                   ===========
The accompanying notes are an integral part of the finanacial statements.

THE RODNEY SQUARE MULT-MANAGER FUND - THE GROWTH PORTFOLIO
----------------------------------------------------------
    FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
INCREASE (DECREASE IN NET ASSETS:
Operations:
 Net investment loss.......................................        $  (333,982)
 Net realized gain on investment transactions .............          7,475,383
 Change in net unrealized appreciation of investments......          5,045,540
                                                                   -----------
 Net increase in net assets resulting from operations......         12,186,941
                                                                   -----------
Decrease in net assets from Fund share transactions
(Note 5)...................................................         (2,374,627)
                                                                   -----------
Increase in net assets.....................................          9,812,314

NET ASSETS:
 Beginning of period.......................................         76,173,741
                                                                   -----------
 End of period.............................................        $85,986,055
                                                                   ===========


FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss.......................................        $  (551,197)
 Net realized gain on investment transactions..............          9,091,297
 Change in net unrealized appreciation of investments......          6,815,611
                                                                   -----------
 Net increase in net assets resulting from operations......         15,355,711
                                                                   -----------
Distributions to shareholders from:
 Net capital gain ($2.41 per share)........................         (8,583,660)
                                                                   -----------
Increase in net assets from Fund share transactions
(Note 5)...................................................          3,090,954
                                                                   -----------
Increase in net assets.....................................          9,863,005

NET ASSETS:
 Beginning of year.........................................         66,310,736
                                                                   -----------
 End of year...............................................        $76,173,741
                                                                   ===========
The accompanying notes are an intergral part of the financial statements.

THE RODNEY SQUARE MULT-MANAGER FUND - THE GROWTH PORTFOLIO
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                           FOR THE SIX MONTH         FOR THE YEARS ENDED DECEMBER 31,
										      PERIOD ENDED      -------------------------------------------
                                             JUNE 30, 1997+     1996     1995      1994     1993      1992
                                           -----------------   -----     ----      ----     ----      ----

NET ASSET VALUE - BEGINNING OF PERIOD...          $19.22      $17.41   $15.14    $16.39   $15.56    $15.68
                                                  ------      ------   ------    ------   ------   -------
INVESTMENT OPERATIONS:
 Net investment loss**..................           (0.09)      (0.15)   (0.10)    (0.03)   (0.03)     0.00
 Net realized and unrealized gain (loss)
   on investments.......................            3.26        4.37     4.38     (0.02)    2.29      0.92
                                                  ------      ------   ------    ------   ------   -------
     Total from investment operations...            3.17        4.22     4.28     (0.05)    2.26      0.92
                                                  ------      ------   ------    ------   ------   -------

DISTRIBUTIONS:
 From net realized gain on investments..            0.00       (2.41)   (2.01)    (1.20)   (1.43)    (1.04)
                                                  ------      ------   ------    ------   ------   -------

NET ASSET VALUE - END OF PERIOD.........          $22.39      $19.22   $17.41    $15.14   $16.39    $15.56
                                                  ======      ======   ======    ======   ======   =======

TOTAL RETURN *** .......................          16.49%      24.25%   28.43%   (0.23)%   14.57%     5.95%

RATIO (TO AVERAGE NET ASSETS)/SUPPLEMENT DATA:
 Expenses...............................          1.40%*       1.43%    1.43%     1.38%    1.42%     1.46%
 Net investment loss....................        (0.88)%*     (0.78)%  (0.53)%   (0.17)%  (0.18)%   (0.03)%
Portfolio turnover rate.................         33.61%*      34.84%   49.12%    37.05%   44.38%    37.79%
Average commission rate paid++..........         $0.0591     $0.0630        -         -        -         -
Net assets at end of period (000 omitted)        $85,986     $76,174  $66,311   $65,267  $66,091   $60,852

<FOOTNOTE>
*    Annualized.
**   The  net investment  loss per share for the year ended December 31,  1996 was calculated using average shares outstanding.
***  These results do not include the sales load.  If the sales load had  been included, the returns would have been lower.
+    Unaudited.
++   Required  disclosure for fiscal years beginning after September  1,  1995 pursuant to SEC regulations.
</FOOTNOTE>

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. The Rodney Square Multi-Manager Fund (the "Fund") is registered under the
 Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Declaration of Trust, dated August 19, 1986, as last amended on February 15, 1993, permits the Board of Trustees to establish separate series each of which issues a separate class of shares. The Growth Portfolio (the "Portfolio") is the only series currently offered by the Fund. The investment objective of the Growth Portfolio is to produce superior long-term capital appreciation by investing in securities of companies which are judged by its portfolio advisers to possess strong growth characteristics.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the
 Fund:

        SECURITY VALUATION. The Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

       REPURCHASE AGREEMENTS. The Portfolio, through it's custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 101% of the resale price. Rodney Square Management Corporation ("RSMC") is responsible for determining that the value of these underlying securities is at all times equal to 101% of the resale price.

       FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

       DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income earned and net capital gains realized by the Portfolio will be made annually in December. An additional distribution may be made to the extent necessary to avoid the payment of a 4% excise tax.

       USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        OTHER. Investment security transactions are accounted for on a trade date basis. The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended June 30, 1997, purchases and sales of investment securities (excluding short-term investments) were $12,539,568 and $17,769,524, respectively.


The following balances for the Portfolio are as of June 30, 1997:


          COST FOR         NET TAX BASIS    TAX BASIS GROSS   TAX BASIS GROSS
        FEDERAL INCOME       UNREALIZED        UNREALIZED        UNREALIZED
         TAX PURPOSES       APPRECIATION      APPRECIATION      DEPRECIATION
		--------------     --------------  ----------------   ----------------
         $52,732,407         $33,513,485      $35,116,100       ($1,602,615)

4.      MANAGEMENT   FEE   AND   OTHER   TRANSACTIONS   WITH
 AFFILIATES. The Fund employs RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which in turn is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, to provide asset management, consulting services and other services to the Fund. The Portfolio's assets are managed by portfolio advisers who have entered into advisory agreements with RSMC and the Fund. It is anticipated that the Portfolio will ordinarily be served by at least two portfolio advisers. RSMC, as well as each portfolio adviser, is considered an "investment adviser" to the Portfolio as that term is defined in the 1940 Act.

       For management services to the Fund, RSMC receives an annual fee equal to 1.00% of the average daily net assets of the Portfolio up to $200 million of Fund assets and 0.95% of the average daily net assets in excess of $200 million. RSMC has agreed to waive its fees or reimburse the Portfolio monthly to the extent that operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of average daily net assets. The management fees paid to RSMC for the six-month period ended June 30, 1997 amounted to $379,812.

       RSMC serves as Administrator to the Fund under an Administration Agreement dated December 31, 1992. Pursuant to this agreement, RSMC is responsible for services such as budgeting, maintaining federal and state registration for the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.09% of the Portfolio's average daily net assets. The administration fee paid to RSMC for the six-month period ended June 30, 1997 amounted to $34,183.

       WTC serves as Custodian of the assets of the Fund. For its services, WTC is paid an annual fee based upon the average daily net assets of the Portfolio as follows:
 0.025% of average daily net assets of the Portfolio up to $50 million; 0.020% of average daily net assets of the Portfolio in excess of $50 million up to $100 million and 0.015% of average daily net assets of the Portfolio over $100 million, plus $15 per purchase, sale or maturity of a portfolio security. The custodian fee is subject to a minimum charge of $1,000 per month, exclusive of any transaction charges.

 THE RODNEY SQUARE MULTI-MANAGER FUND - THE GROWTH PORTFOLIO
-----------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------
       RSMC serves as Transfer and Dividend Paying Agent for the Fund pursuant to a Transfer Agent Agreement with the Fund dated December 31, 1992. For its services, the Fund pays RSMC $7 per shareholder account per year, plus various other transaction fees, subject to a minimum of $1,000 per month, plus out-of-pocket expenses.



       Pursuant to a Distribution Agreement with the Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Fund's Board of Trustees has adopted, and the Fund's shareholders have approved, a distribution plan with respect to the Portfolio pursuant to Rule 12b-1 under the 1940 Act to allow the Fund to reimburse RSD for certain distribution activities and to allow WTC to incur certain expenses, the payment of which may be considered to constitute indirect payment by the Fund of distribution expenses. The Board of Trustees has authorized annual payments of up to 0.25% of the Portfolio's average daily net assets to reimburse RSD for such expenses. For the six-month period ended June 30, 1997, such expenses amounted to $8,790.

       RSMC determines the net asset value per share of the Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of the Portfolio. For its services, RSMC receives an annual fee of $45,000 plus an amount equal to 0.02% of that portion of the Portfolio's average daily net assets in excess of $100 million. For the six-month period ended June 30, 1997, RSMC's fees for accounting services amounted to $22,315.

       The salaries of all officers of the Fund, the Trustees who are "interested persons" of the Fund, RSMC,
 RSD,  or  their affiliates and all personnel of  the  Fund,
 RSMC or RSD performing services related to research, statistical and investment activities are paid by RSMC, RSD or their affiliates. For the six-month period ended June 30, 1997 the fees and expenses of the "non-interested" Trustees amounted to $3,012.



5.      FUND  SHARES.   At  June  30,  1997,  there  was  an
 unlimited  number of shares of beneficial  interest,  $0.01 par value, authorized. The following table summarizes the activity in shares of the Portfolio:


                                             FOR THE SIX-MONTH PERIOD ENDED             FOR THE FISCAL YEAR ENDED
                                                JUNE 30, 1997 (UNAUDITED)                    DECEMBER 31, 1996
                                             ------------------------------             -------------------------
                                               SHARES             AMOUNT                 SHARES           AMOUNT
                                             ----------        ------------             ---------      ----------
Shares sold.........................             95,162         $ 1,874,666               167,501     $ 3,187,296
Shares issued to shareholders in
 reinvestment of distributions......                  0                   0               392,595       7,522,118
Shares redeemed.....................           (218,019)         (4,249,293)             (404,017)     (7,618,460)
                                             ----------         -----------             ---------     -----------
Net increase (decrease).............           (122,857)        $(2,374,627)              156,079     $ 3,090,954
                                                                ===========                           ===========
Shares outstanding:
Beginning of period.................          3,963,965                                 3,807,886
                                             ----------                                 ---------
End of period.......................          3,841,108                                 3,963,965
                                             ==========                                 =========

Outside cover - divided into two sections.

[Left Section]

TRUSTEES
Eric Brucker
Fred L. Buckner
Robert J. Christian
Martin L. Klopping
John J. Quindlen
-------------------

OFFICERS
Martin L. Klopping, PRESIDENT
Joseph M. Fahey, Jr., VICE PRESIDENT
Robert C. Hancock, VICE PRESIDENT & TREASURER
Carl M. Rizzo, Esq., SECRETARY
Diane D. Marky, ASSISTANT SECRETARY
Connie L. Meyers, ASSISTANT SECRETARY
John J. Kelley, ASSISTANT TREASURER
-----------------------------------

FUND MANAGER, ADMINISTRATOR AND
TRANSFER AGENT
Rodney Square Management Corporation
------------------------------------

CUSTODIAN
Wilmington Trust Company
------------------------

DISTRIBUTOR
Rodney Square Distributors, Inc.
--------------------------------

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
--------------------------

INDEPENDENT AUDITORS
Ernst & Young LLP
-----------------

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND.   THE REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE  FUND  UNLESS  PRECEDED OR  ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.

RS19-8/97

[Right section]

the RODNEY SQUARE
    MULTI-MANAGER FUND
	THE GROWTH PORTFOLIO

    [graphic]  RSMC logo

    SEMIANNUAL REPORT
	JUNE 30, 1997